HSBC Holdings plc ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 96.7%
Financials — 96.7%
HSBC Holdings plc, ADR
(Cost $5,305,299) ........................................................................................................ 97,868 $ 5,620,559
Short-Term Investment
— 0.7%
Money Market Funds — 0.7%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.17%
(a)
(Cost $41,008) ........................................................................................................... 41,008 41,008
Total Investments — 97.4%
(Cost $5,346,307) 5,661,567
Assets in excess of Other Liabilities,
Net — 2.6% 150,587
Net Assets — 100% $ 5,812,154
_______________
(a) Reflects the 7-day yield at March 31, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 USD 5,695,016 GBP 4,412,111 $ — $ (59)
CIBC 04/01/25 GBP 4,412,111 USD 5,709,619 14,663 —
CIBC 04/02/25 GBP 4,380,273 USD 5,653,834 — (28)
Total Unrealized Appreciation/(Depreciation) $ 14,663
$ (87)
*
The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling